UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Athena Capital Advisors LLC
Address:  55 Old Bedford Road, Suite 302
          Lincoln, MA 01773

Form 13F File Number:  028-13852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann C. Burnham
Title:    VP/CCO
Phone:    (781) 274-9300

Signature, Place, and Date of Signing:

      /s/ Ann C. Burnham                Lincoln, MA              April 8, 2013
      ------------------                -----------              -------------
          [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           70
                                         -----------

Form 13F Information Table Value Total:  $   249,539
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
ALTRIA GROUP INC COM                     COM      02209S103       2,055      59,757 SH       Sole                             59,757
APPLE INC COM                            COM      037833100         309         699 SH       Sole                                699
AT&T INC COM                             COM      00206R102       4,665     127,159 SH       Sole                            127,159
BANK OF AMERICA CORPORATION CO           COM      060505104       1,551     127,325 SH       Sole                            127,325
BERKSHIRE HATHAWAY INC DEL CL            COM      084670108       5,470          35 SH       Sole                                 35
BERKSHIRE HATHAWAY INC DEL CL            COM      084670702         313       3,000 SH       Sole                              3,000
BLACKROCK ENH CAP & INC FD INC           COM      09256A109         336      25,836 SH       Sole                             25,836
BRISTOL MYERS SQUIBB CO COM              COM      110122108       2,080      50,489 SH       Sole                             50,489
CARMAX INC COM                           COM      143130102       1,859      44,577 SH       Sole                             44,577
CISCO SYS INC COM                        COM      17275R102       2,574     123,188 SH       Sole                            123,188
COHEN & STEERS CLOSED END OPPO           COM      19248P106         627      46,780 SH       Sole                             46,780
DUKE ENERGY CORP NEW COM NEW             COM      26441C204       1,411      19,434 SH       Sole                             19,434
EMAGIN CORP COM NEW                      COM      29076N206          34      10,000 SH       Sole                             10,000
EMMIS COMMUNICATIONS CORP CL A           COM      291525103          55      33,333 SH       Sole                             33,333
EXXON MOBIL CORP COM                     COM      30231G102         315       3,492 SH       Sole                              3,492
FACEBOOK INC CL A                        COM      30303M102         775      30,300 SH       Sole                             30,300
FIDELITY NATIONAL FINANCIAL IN           COM      31620R105         650      25,779 SH       Sole                             25,779
GENERAL ELECTRIC CO COM                  COM      369604103       6,479     280,234 SH       Sole                            280,234
GOLDMAN SACHS GROUP INC COM              COM      38141G104         736       5,000 SH       Sole                              5,000
GOOGLE INC CL A                          COM      38259P508         715         900 SH       Sole                                900
INTEL CORP COM                           COM      458140100         580      26,552 SH       Sole                             26,552
INTERNATIONAL BUSINESS MACHS C           COM      459200101         262       1,226 SH       Sole                              1,226
ISHARES TR S&P 100 IDX FD                COM      464287101         542       7,700 SH       Sole                              7,700
LULULEMON ATHLETICA INC COM              COM      550021109       1,260      20,211 SH       Sole                             20,211
MICROSOFT CORP COM                       COM      594918104       1,784      62,351 SH       Sole                             62,351
PANERA BREAD CO CL A                     COM      69840W108         959       5,804 SH       Sole                              5,804
PATRIOT NATL BANCORP INC COM             COM      70336F104         599     376,850 SH       Sole                            376,850
PETSMART INC COM                         COM      716768106       1,316      21,188 SH       Sole                             21,188
PITNEY BOWES INC COM                     COM      724479100         620      41,700 SH       Sole                             41,700
REYNOLDS AMERICAN INC COM                COM      761713106       5,170     116,214 SH       Sole                            116,214
THERMO FISHER SCIENTIFIC INC C           COM      883556102       1,353      17,686 SH       Sole                             17,686
THL CR INC COM                           COM      872438106         776      51,826 SH       Sole                             51,826
VERIZON COMMUNICATIONS INC COM           COM      92343V104       1,683      34,244 SH       Sole                             34,244
WHOLE FOODS MKT INC COM                  COM      966837106         410       4,724 SH       Sole                              4,724
WINDSTREAM CORP COM                      COM      97381W104         212      26,751 SH       Sole                             26,751
KINDER MORGAN INC DEL WT EXP 0           WT       49456B119       2,793     543,360 SH       Sole                            543,360
EATON VANCE TX MNG BY WRT OPP            FU       27828Y108       4,784     365,765 SH       Sole                            365,765
ISHARES TR DJ SEL DIV INX                FU       464287168      27,241     429,671 SH       Sole                            429,671
ISHARES TR RUSL 2000 VALU                FU       464287630         293       3,498 SH       Sole                              3,498
ISHARES TR RUSSELL 1000                  FU       464287622         241       2,765 SH       Sole                              2,765
ISHARES TR RUSSELL 2000                  FU       464287655       3,787      40,099 SH       Sole                             40,099
ISHARES TR RUSSELL 3000                  FU       464287689       6,808      72,846 SH       Sole                             72,846
JPMORGAN CHASE & CO ALERIAN ML           FU       46625H365         753      16,547 SH       Sole                             16,547
SELECT SECTOR SPDR TR SBI CONS           FU       81369Y308       1,161      29,185 SH       Sole                             29,185
SPDR DOW JONES INDL AVRG ETF U           FU       78467X109       1,716      11,805 SH       Sole                             11,805
SPDR S&P 500 ETF TR TR UNIT              FU       78462F103      16,097     102,742 SH       Sole                            102,742
SPDR S&P MIDCAP 400 ETF TR UTS           FU       78467Y107       1,615       7,701 SH       Sole                              7,701
ASTRAZENECA PLC SPONSORED ADR            ADR      046353108       2,734      54,699 SH       Sole                             54,699
BRITISH AMERN TOB PLC SPONSORE           ADR      110448107       2,096      19,582 SH       Sole                             19,582
ISHARES INC MSCI BRIC INDX               ADR      464286657         493      12,700 SH       Sole                             12,700
QIHOO 360 TECHNOLOGY CO LTD AD           ADR      74734M109         660      22,259 SH       Sole                             22,259
VODAFONE GROUP PLC NEW SPONS A           ADR      92857W209       1,489      52,437 SH       Sole                             52,437
BLACKROCK INTL GRWTH & INC TR            FF       092524107         180      23,590 SH       Sole                             23,590
EATON VANCE TAX MNGD GBL DV EQ           FF       27829F108         899      96,481 SH       Sole                             96,481
EATON VANCE TXMGD GL BUYWR OPP           FF       27829C105       2,154     192,350 SH       Sole                            192,350
ISHARES TR DJ INTL SEL DIVD              FF       464288448       1,755      51,380 SH       Sole                             51,380
ISHARES TR MSCI ACJPN IDX                FF       464288182         342       5,781 SH       Sole                              5,781
ISHARES TR MSCI EAFE INDEX               FF       464287465       3,170      53,749 SH       Sole                             53,749
ISHARES TR MSCI EMERG MKT                FF       464287234       1,299      30,381 SH       Sole                             30,381
ISHARES TR MSCI SMALL CAP                FF       464288273         825      18,770 SH       Sole                             18,770
VANGUARD INTL EQUITY INDEX FD            FF       922042858      20,622     480,751 SH       Sole                            480,751
ISHARES TR DJ US REAL EST                FR       464287739       6,760      97,295 SH       Sole                             97,295
ISHARES TR MRTG PLS CAP IDX              FR       464288539       1,117      71,445 SH       Sole                             71,445
ALPINE GLOBAL PREMIER PPTYS FD           RE       02083A103         273      32,872 SH       Sole                             32,872
CBL & ASSOC PPTYS INC COM                RE       124830100       5,855     248,085 SH       Sole                            248,085
SIMON PPTY GROUP INC NEW COM             RE       828806109      73,893     466,027 SH       Sole                            466,027
STAG INDL INC COM                        RE       85254J102       5,064     238,059 SH       Sole                            238,059
CHARLES RIV LABS INTL INC                CONV     159864AB3          10      10,000 PRN      Sole                             10,000
HOLOGIC INC                              CONV     436440AA9          10      10,000 PRN      Sole                             10,000
L-3 COMMUNICATIONS CORP                  CONV     502413AW7          15      15,000 PRN      Sole                             15,000